Disposal of Assets and other changes in organizational structure (Tables)	6 Months Ended
Aug. 07, 2018
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Summary of Assets Classified as Held for Sale

The major classes of assets and liabilities classified as held for sale are shown in the following table:

	06.30.2018					12.31.2017
	E&P	Distribution	RT&M	Gas & Power	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	—	38	—	—	38	8
Trade receivables	—	36	—	—	36	117
Inventories	—	60	—	—	60	128
Investments	—	1	—	—	1	5
Property, plant and equipment	3	68	—	81	152	4,751
Others	—	113	—	—	113	309

Total	3	316	—	81	400	5,318

Liabilities on assets classified as held for sale
Trade Payables	—	18	—	—	18	102
Finance debt	—	—	—	—	—	—
Provision for decommissioning costs	—	—	—	—	—	170
Others	—	25	—	—	25	119

Total	—	43	—	—	43	391